Inventories, net - Schedule of Inventory (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Raw materials	$ 1,059	$ 2,242	$ 2,444
Finished goods	7,022	6,376	3,891
Excess and obsolete reserve	(334)	(325)	(182)
Total inventories, net	$ 7,747	$ 8,293	$ 6,153